ACCOUNTS RECEIVABLE (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
ACCOUNTS RECEIVABLE
Schedule of accounts receivable

	2026	2025
Trade accounts receivable	$804,044	$1,660,168
Less: allowance for credit losses	(232,206)	(203,960)
Total accounts receivable	$571,838	$1,456,208
5.

	2025	2024
Trade accounts receivable	$1,660,168	$1,907,196
Less: allowance for credit losses	(203,960)	(173,267)
Total accounts receivable	$1,456,208	$1,733,929